Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details)	Dec. 31, 2024
Land [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life
Building improvements [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Site improvements [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Leasehold improvements [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or useful life
Minimum [Member] | Office buildings [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Minimum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Office equipment [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Office buildings [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office equipment [Member]
Summary of Significant Accounting Principles - Schedule of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years